Income Tax - Schedule of Reconciliation the Statutory and Effective Tax Expenses (Parentheticals) (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation the Statutory and Effective Tax Expenses [Abstract]
Statutory tax rate	16.50%	16.50%	16.50%